Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2022 USD ($)
Operating activities:
Net income (loss)			$ 82,159,155		$ 247,649,107
Income taxes and duties			141,393,488		204,351,399
Depreciation and amortization of wells, pipelines, properties, plant and equipment	$ 28,735,620	$ 36,270,500	56,791,178		69,413,993
Amortization of intangible assets			196,096		129,615
Impairment of wells, pipelines, properties, plant and equipment			66,084,491		(64,128,110)
Capitalized unsuccessful wells			1,437,971		6,716,632
Unsuccessful wells from intangible assets			15,667,953		4,539,894
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			3,454,946		2,014,611
Depreciation of rights of use	1,077,918	1,302,353	2,385,577		2,795,222
(Gains) on bargain purchase of business acquisition			0		(1,271,188)
Reclassification of translation effect			0		(10,383,296)	$ (10,383,296)
Unrealized foreign exchange loss of reserve for well abandonment			2,024,600		1,614,548
Cancellation of leases			(122,679)		0
Discount rate of reserve for well abandonment			2,024,600
Loss (profit) sharing in joint ventures and associates			(151,969)		(161,148)
Unrealized foreign exchange loss (income)			(212,796,067)		(80,028,226)
Interest expense			74,780,817		64,247,055
Interest income			(8,224,531)		(17,304,710)
Duties and taxes			(93,012,117)		(203,599,952)
Accounts receivable, inventories, accounts payable, DFIs and provisions			12,365,365		(78,663,077)
Employee benefits			29,971,712		29,340,108
Net cash flows from operating activities			174,405,986		177,272,477
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(138,527,101)		(139,180,248)
Other assets and other receivables			11,728,468		(40,595,098)
Net cash flows (used in) investing activities			(126,798,633)		(179,775,346)
Financing activities:
Increase in equity due to Certificates of Contribution “A”			17,700,000		90,437,539
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants					113,437,539
Collection and interest collected from the Mexican Government			32,449,191		3,411,432
Lease payments of principal and interest			(3,975,374)		(5,396,117)
Loans obtained from financial institutions			431,659,853		515,677,850
Debt payments, principal only			(436,838,825)	$ (541,555)	(565,601,629)
Interest paid			(75,009,928)		(67,056,203)
Net cash flows (used in) from financing activities			(34,015,083)		(5,527,128)
Net increase (decrease) in cash and cash equivalents			13,592,270		(8,029,997)
Effects of foreign exchange on cash balances			(13,891,581)		(3,544,233)
Cash and cash equivalents at the beginning of the year			64,414,511		76,506,447
Cash and cash equivalents at the end of the period (Note 9)	64,115,200	64,932,217	64,115,200		64,932,217
Eliminations
Operating activities:
Net income (loss)			(147,196,961)		(327,470,347)
Loss (profit) sharing in joint ventures and associates			145,184,133		330,165,023
Inter-company charges and deductions			(46,456,238)		(481,871,950)
Net cash flows from operating activities			(48,469,066)		(479,177,274)
Investing activities:
(Increase) decrease due to Inter-company investing			(243,573,176)		(48,128,251)
Net cash flows (used in) investing activities			(243,573,176)		(48,128,251)
Financing activities:
Inter-company increase (decrease) financing			292,042,242		527,305,525
Net cash flows (used in) from financing activities			292,042,242		527,305,525
Petróleos Mexicanos
Operating activities:
Net income (loss)			82,191,023		247,917,481
Income taxes and duties			(1,147,993)		(1,126,984)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			283,832		282,795
Amortization of intangible assets			148,197		90,962
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			14		370,097
Depreciation of rights of use			294,821		33,486
Cancellation of leases			(124,191)
Loss (profit) sharing in joint ventures and associates			(113,450,915)		(330,165,023)
Unrealized foreign exchange loss (income)			(190,694,401)		(73,703,064)
Interest expense			65,163,379		59,059,878
Interest income			(5,953,863)		(5,876,560)
Duties and taxes			370,291		(10,851,498)
Accounts receivable, inventories, accounts payable, DFIs and provisions			6,637,569		60,410,925
Employee benefits			8,076,244		11,840,994
Inter-company charges and deductions			(27,299,944)		668,386,708
Net cash flows from operating activities			(175,505,937)		626,670,197
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(671,888)		(305,827)
Other assets and other receivables			1,287,803		710,592
(Increase) decrease due to Inter-company investing			243,312,338		47,828,170
Net cash flows (used in) investing activities			243,928,253		48,232,935
Financing activities:
Increase in equity due to Certificates of Contribution “A”			17,700,000
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants					113,437,539
Collection and interest collected from the Mexican Government			32,449,191		3,411,432
Lease payments of principal and interest			(331,046)		(200,877)
Loans obtained from financial institutions			186,742,632		166,249,869
Debt payments, principal only			(184,323,260)		(212,579,746)
Interest paid			(70,713,213)		(64,812,821)
Inter-company increase (decrease) financing			(51,305,719)		(697,735,211)
Net cash flows (used in) from financing activities			(69,781,415)		(692,229,815)
Net increase (decrease) in cash and cash equivalents			(1,359,099)		(17,326,683)
Cash and cash equivalents at the beginning of the year			14,809,052		34,690,405
Cash and cash equivalents at the end of the period (Note 9)	13,449,953	17,363,722	13,449,953		17,363,722
Subsidiary guarantors
Operating activities:
Net income (loss)			97,001,343		233,605,670
Income taxes and duties			141,775,172		206,112,571
Depreciation and amortization of wells, pipelines, properties, plant and equipment			54,269,423		65,843,669
Amortization of intangible assets			10,213		11,315
Impairment of wells, pipelines, properties, plant and equipment			66,084,491		(63,845,672)
Capitalized unsuccessful wells			1,437,971		6,716,632
Unsuccessful wells from intangible assets			15,667,953		4,539,894
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			1,266,601		724,903
Depreciation of rights of use			1,912,430		2,366,899
Unrealized foreign exchange loss of reserve for well abandonment					1,614,548
Discount rate of reserve for well abandonment			2,024,600
Loss (profit) sharing in joint ventures and associates			(2,001,116)		(2,227)
Unrealized foreign exchange loss (income)			(15,016,726)		(4,295,069)
Interest expense			6,312,376		3,265,559
Interest income			(1,679,381)		(11,383,187)
Duties and taxes			(91,561,760)		(193,586,129)
Accounts receivable, inventories, accounts payable, DFIs and provisions			32,450,467		(65,380,653)
Employee benefits			21,866,558		17,460,537
Inter-company charges and deductions			33,634,743		(201,809,802)
Net cash flows from operating activities			365,455,358		1,959,458
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(102,774,574)		(93,002,643)
Other assets and other receivables			1,965,057		1,795,627
Net cash flows (used in) investing activities			(100,809,517)		(91,207,016)
Financing activities:
Lease payments of principal and interest			(3,243,395)		(4,797,046)
Loans obtained from financial institutions			16,948,432		0
Debt payments, principal only			(21,434,858)		(15,559,285)
Interest paid			(4,838,220)		(2,033,767)
Inter-company increase (decrease) financing			(250,335,004)		118,779,986
Net cash flows (used in) from financing activities			(262,903,045)		96,389,888
Net increase (decrease) in cash and cash equivalents			1,742,796		7,142,330
Cash and cash equivalents at the beginning of the year			11,293,133		6,157,869
Cash and cash equivalents at the end of the period (Note 9)	13,035,929	13,300,199	13,035,929		13,300,199
Non-guarantor subsidiaries
Operating activities:
Net income (loss)			50,163,750		93,596,303
Income taxes and duties			766,309		(634,188)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			2,237,923		3,287,529
Amortization of intangible assets			37,686		27,338
Impairment of wells, pipelines, properties, plant and equipment			0		(282,438)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			2,188,331		919,611
Depreciation of rights of use			178,326		394,837
(Gains) on bargain purchase of business acquisition					(1,271,188)
Reclassification of translation effect						$ (10,383,296)
Cancellation of leases			1,512
Loss (profit) sharing in joint ventures and associates			(29,884,071)		(158,921)
Unrealized foreign exchange loss (income)			(7,084,940)		(2,030,093)
Interest expense			3,305,062		1,921,618
Interest income			(591,287)		(44,963)
Duties and taxes			(1,820,648)		837,675
Accounts receivable, inventories, accounts payable, DFIs and provisions			(26,722,671)		(73,693,349)
Employee benefits			28,910		38,577
Inter-company charges and deductions			40,121,439		15,295,044
Net cash flows from operating activities			32,925,631		27,820,096
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(35,080,639)		(45,871,778)
Other assets and other receivables			8,475,608		(43,101,317)
(Increase) decrease due to Inter-company investing			260,838		300,081
Net cash flows (used in) investing activities			(26,344,193)		(88,673,014)
Financing activities:
Lease payments of principal and interest			(400,933)		(398,194)
Loans obtained from financial institutions			227,968,789		349,427,981
Debt payments, principal only			(231,080,707)		(337,462,598)
Interest paid			541,505		(209,615)
Inter-company increase (decrease) financing			9,598,481		51,649,700
Net cash flows (used in) from financing activities			6,627,135		63,007,274
Net increase (decrease) in cash and cash equivalents			13,208,573		2,154,356
Effects of foreign exchange on cash balances			(13,891,581)		(3,544,233)
Cash and cash equivalents at the beginning of the year			38,312,326		35,658,173
Cash and cash equivalents at the end of the period (Note 9)	$ 37,629,318	$ 34,268,296	$ 37,629,318		$ 34,268,296